Income Taxes (Income Tax Benefit Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax provision at statutory U.S. federal income tax rate	$ (4,889)	$ (3,040)	$ 3,214
State income tax — net of federal income tax benefit	(1,118)	(676)	(2,726)
Worthless stock deduction			(9,631)
Charitable contributions		(469)	(1,764)
Adjustment to deferred tax depreciation		1,135	(1,670)
Change in deferred state tax rate	(1,082)		(811)
Research and development tax credits	(253)	(286)	(691)
Purchase price adjustment		393	(393)
Changes in unrecognized tax benefits	10	(186)	127
Changes in valuation allowance	1,031	270	2,246
Other	510	362	569
Income tax provision (benefit)	$ (5,791)	$ (2,497)	$ (11,530)